ACQUISITION OF SOLAR POWER PLANTS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	May 31, 2012
Business Acquisition [Line Items]
Percentage of equity interests acquired				9.00%
Solar power project companies [Member]
Business Acquisition [Line Items]
Total assets acquired	¥ 574,202,912
Total liabilities acquired	(502,532,912)
Net assets acquired	71,670,000	¥ 71,700,000
Total considerations	¥ 71,670,000
Percentage of equity interests acquired			100.00%